EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2021
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

24. EMPLOYEE BENEFIT PLANS

Employees of the Company located in the PRC are covered by the retirement schemes defined by local practice and regulations, which are essentially defined contribution schemes. The calculation of contributions for eligible employees is based on 16% of the applicable payroll cost in 2021. The expense incurred by the Company to these defined contributions schemes was $11,738, $8,064 and $14,362 for the years ended December 31, 2019, 2020 and 2021, respectively.

In addition, in 2021, the Company is required by PRC law to contribute approximately 6-8.5%, 8%, 0.5-0.7% and 0.9-2.5% of applicable salaries for medical insurance benefits, housing funds, unemployment and other statutory benefits, respectively. The PRC government is directly responsible for the payment of the benefits to these employees. The amounts contributed for these benefit schemes were $11,409, $11,486 and $13,584 for the years ended December 31, 2019, 2020 and 2021, respectively.